NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 13,611	$ 13,514
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,321	3,876
Performing Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,134	13,151
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,171	3,726
Nonperforming Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	477	363
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 150	$ 150